Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		R 3,376,916	R 2,730,749
Accumulated depreciation		(1,902,528)	(1,442,357)
Carrying value		1,474,388	1,288,392
Owned assets [Member] | Land and Property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[1]	147,607	141,873
Accumulated depreciation	[1]	(26,422)	(21,858)
Carrying value	[1]	121,185	120,015
Owned assets [Member] | Plant, equipment and vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		134,813	132,870
Accumulated depreciation		(105,337)	(101,426)
Carrying value		29,476	31,444
Owned assets [Member] | IT equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		143,734	100,299
Accumulated depreciation		(79,563)	(50,932)
Carrying value		64,171	49,367
Owned assets [Member] | Capitalized telematics devices – Work-in- Progress [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		202,425	138,405
Accumulated depreciation
Carrying value		202,425	138,405
Owned assets [Member] | Capitalized telematics devices – Uninstalled [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		104,951	173,871
Accumulated depreciation
Carrying value		104,951	173,871
Owned assets [Member] | Capitalized telematics devices - Installed [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		2,566,867	2,039,265
Accumulated depreciation		(1,691,206)	(1,268,141)
Carrying value		875,661	771,124
Owned assets [Member] | Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		76,519	4,166
Accumulated depreciation
Carrying value		76,519	4,166
Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		246,408	176,537
Accumulated depreciation		(128,982)	(74,270)
Carrying value		117,426	102,267
Total		1,591,814	1,390,659
Right-of-use-assets [Member] | Land and Property [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[1]	172,155	112,516
Accumulated depreciation	[1]	(88,208)	(48,128)
Carrying value	[1]	83,947	64,388
Total	[1]	205,132	184,403
Right-of-use-assets [Member] | Plant, equipment and vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		53,083	43,435
Accumulated depreciation		(19,928)	(10,927)
Carrying value		33,155	32,508
Total		62,631	63,952
Right-of-use-assets [Member] | IT equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		21,170	20,586
Accumulated depreciation		(20,846)	(15,215)
Carrying value		324	5,371
Total		64,495	54,738
Right-of-use-assets [Member] | Capitalized telematics devices – Work-in- Progress [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		202,425	138,405
Right-of-use-assets [Member] | Capitalized telematics devices – Uninstalled [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		104,951	173,871
Right-of-use-assets [Member] | Capitalized telematics devices - Installed [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		875,661	771,124
Right-of-use-assets [Member] | Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		R 76,519	R 4,166

[1]	Certain freehold land and building of the Group with a carrying amount of ZAR 186.5 million were mortgaged to a bank as security for mortgaged loan (Note 16). The freehold land and building is a head office suite for South Africa and is located at Rosebank, Johannesburg.